INCOME TAXES - Summary of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Current:
Federal		$ 57
State	$ 1	1
Total current	1	58
Deferred:
Federal	$ (66)	$ 94
State
Total deferred	$ (66)	$ 94
Income tax (benefit) expense	$ (65)	$ 152